Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
Fair Value Measurements [Line Items]
EBP, Investment, Fair Value	Fair Value Measurements
The Plan measures the fair value of its assets based upon certain valuation techniques that include observable or unobservable inputs and assumptions that market participants would use in pricing these assets under a fair value hierarchy. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The following table summarizes the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Investments in Registered Investment Company Funds	$135,003	$135,003	$—	$—
Investments in CCT and CIT Funds	4,080,294	3,963,886	116,408	—
DaVita Stock Fund	37,542	37,542	—	—
Total assets in fair value hierarchy	$4,252,839	$4,136,431	$116,408	$—
The following table summarizes the Plan’s assets measured at fair value on a recurring basis as of December 31, 2024:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Investments in Registered Investment Company Funds	$102,239	$102,239	$—	$—
Investments in CCT and CIT Funds	3,455,929	3,338,296	117,633	—
DaVita Stock Fund	54,817	54,817	—	—
Total assets in fair value hierarchy	$3,612,985	$3,495,352	$117,633	$—
The investments in registered investment company funds are recorded at fair value based upon quoted market prices as reported by each investment fund.
Investments in CCT and CIT funds are recorded at fair value using the price at which Participants are able to transact under the terms of the Plan as measured and available for redemption on a daily basis by the CCT and CIT fund managers. For the Stable Value Fund, the Plan is required to provide 12 months' advance written notice to the trustee prior to redemption of trust units upon withdrawal from the fund. There are no restrictions related to the redemption notice period and there were no unfunded commitments at December 31, 2025 and 2024. The Stable Value Fund is considered within Level 2 of the fair value hierarchy above. See (2)(c) under Summary of Significant Accounting Policies for further discussions.
The DaVita Stock Fund is recorded at fair value based upon quoted market prices as reported by the New York Stock Exchange. See (2)(c) under Summary of Significant Accounting Policies for further discussion.
The methods used for determining fair value may not be reflective of the actual values that will be received upon settlement of the securities due to fluctuations in the market. However, Plan Management believes the methods used to measure the fair value of its assets are appropriate and are based upon relevant market factors, such as quoted prices or observable market inputs. The use of different methods or assumptions could result in a different fair value measurement at the reporting date.